SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES

Six months ended June 30, 2025
Balance sheet, except for equity accounts	RMB7.1636 to US$1.00
Income statement and cash flows	RMB7.2526 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB7.2993 to US$1.00
Income statement and cash flows	RMB7.1957 to US$1.00

Six months ended June 30, 2024
Balance sheet, except for equity accounts	RMB7.2672 to US$1.00
Income statement and cash flows	RMB7.2150 to US$1.00

Year ended December 31, 2023
Balance sheet, except for equity accounts	RMB7.0999 to US$1.00
Income statement and cash flows	RMB7.0811 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB7.2993 to US$1.00
Income statement and cash flows	RMB7.1957 to US$1.00

SCHEDULE OF CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Cash and cash equivalents	$74,623	$146,514
Restricted cash	125,905	171,487
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$200,528	$318,001

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of December 31, 2024	As of December 31, 2023
Cash and cash equivalents	$146,514	$756
Restricted cash	171,487	307,826
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$318,001	$308,582

SCHEDULE OF RESTRICTED CASH

As of June 30, 2025 and December 31, 2024, the restricted cash presented separately on the consolidated balance sheets as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Frozen amount	$125,905	$171,487
Total restricted cash shown in the statements of cash flows	$125,905	$171,487

As of December 31, 2024 and December 31, 2023, the restricted cash presented separately on the consolidated balance sheets as follows:

	As of December 31, 2024	As of December 31, 2023
Frozen amount (a)	$171,487	$307,826
Total restricted cash shown in the statements of cash flows	$171,487	$307,826

(a)	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Property, plant and equipment	Lesser of lease term or expected useful life(number of years)
Machinery and equipment	3-10 years
Office equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Property, plant and equipment	Lesser of lease term or expected useful life(number of years)
Machinery and equipment	3-10 years
Office equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	2-5 years
Patents	5 years

Category	Estimated useful lives
Software	2-5 years
Patents	5 years

SCHEDULE OF NET REVENUES BY PRODUCT

Net revenues by product:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Battery packs/battery cells	$209,409	$89,058
Battery spare parts and others	4,630	276,917
Total consolidated revenue	$214,039	$365,975

Net revenues by product:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Battery packs/battery cells	$103,756	$2,986,710	$6,641,633
Battery spare parts and others	283,184	176,029	173,915
Total consolidated revenue	$386,940	$3,162,739	$6,815,548

SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the six months ended June 30, 2025 and 2024, respectively:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of period	$3,878,202	$3,893,986
Deposits received	106,166	65,973
Revenue recognized	(5,798)	(53,222)
Exchange difference	125,277	(89,737)
Balance at end of period	$4,103,847	$3,817,000

The table below presents the activity of contract liabilities during the years ended December 31, 2024 and 2023 respectively:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Balance at beginning of year	$3,893,986	$5,632,870
Deposits received	105,390	215,495
Revenue recognized	(14,796)	(1,797,754)
Exchange difference	(106,378)	(156,625)
Balance at end of year	$3,878,202	$3,893,986

SCHEDULE OF OTHER INCOME (EXPENSES)

For the six months ended June 30, 2025 and 2024, the Company recognized other income (expenses) as below:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
(Gain) loss on disposals of property, plant, and equipment	$(66,138)	$175,292
Charges of legal compensation and contract default penalty expense (i)	115,152	-
Gain (loss) from waste disposal	307	(17,479)
Gain from debt forgiveness	(7,218)	-
Others	73,648	19,464
Total other expense	$115,751	$177,277

(i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.

For the years ended December 31, 2024, 2023 and 2022, the Company recognized other income (expenses) as below:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Loss on disposals of property, plant, and equipment and inventory	$(52,220)	$-	$(388,907)
Charges of legal compensation and contract default penalty expense (i)	(436,809)	(30,295)	(1,007,950)
Gain from waste disposal	3,376	154,589	138,868
Other income from debt forgiveness (ii)	55,998	375,699	-
Others	(288,197)	(43,556)	(166,212)
Total other income (expense)	$(717,852)	$456,437	$(1,424,201)

(i)	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB 13,077,192 ($1.8 million) for losses caused by a product quality issue. On December 3, 2024, the court ordered Huizhou Yipeng to pay the plaintiff a battery replacement fee of RMB2,980,724 ($414,235), as well as other fees in the aggregate amount of RMB162,436 ($22,574), within ten days after the judgment was to take effect. The other claims were dismissed. The company has accepted the judgment but has not yet reached the enforcement stage, and recognized RMB 3,143,160 ($436,809) as other expense during the year ended December 31, 2024. Legal compensation charge of $0.9 million and $0.1 million contract default penalty expense to one customer for the year ended December 31, 2022.

(ii)	In 2024, the Company terminated a business arrangement with a related party. As a result, the remaining payment for the goods was no longer required to be made. The Company recognized RMB257,612 ($35,801) as other income during the year ended December 31, 2024. In 2024, the Company entered into an agreement with a supplier, under which the supplier granted a debt waiver of RMB 145,330($20,197) for the outstanding payment of goods.

On December 30, 2023, the Company entered into a debt forgiveness agreement with Suzhou Litai Power System Co., Ltd., a third party which had a debt of RMB2,493,080 (equivalent to $351,142) to the Company bearing interest at 8% per annum and payable on demand. Pursuant to the agreement, the principal amount of RMB2,493,080 (equivalent to $51,142) unpaid and accrued interest of RMB167,284 ($23,561) was waived by Suzhou Litai for the sake of business relationship. The Company recognized RMB2,660,364 ($375,699) as other income during the year ended December 31, 2023.

SCHEDULE OF GOVERNMENT SUBSIDY RECEIVED AND RELATED ACCOUNTING TREATMENT

See below for the nature of each government subsidy received and the related accounting treatment:

For the Year Ended December 31, 2023
No.	$	Type of Subsidies	Accounting Treatment

1	2,707	Small loan interest subsidy	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
2	114,390	Investment promotion subsidy	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
3	7,588	Others (e.g. labor hiring subsidies)	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
TOTAL	124,685

For the Year Ended December 31, 2022
No.	$	Type of Subsidies	Accounting Treatment

1	322,340	Investment promotion subsidy	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	28,975	Award for patent and R&D activities	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes .
3	24,680	Others (e.g. labor hiring subsidies)	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
TOTAL	375,995